Loans (Tables)	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Summary of Allowance for Credit Losses
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the three months ended	2025 Jul. 31
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$92	$132	$258	$482
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	4	(4)	(19)	(19)
Changes in model	–	–	–	–
Net remeasurement (2)	(24)	53	75	104
Transfers (2)
– to 12-month ECL	30	(28)	(2)	–
– to lifetime ECL performing	(3)	8	(5)	–
– to lifetime ECL credit-impaired	–	(2)	2	–
Total provision for (reversal of) credit losses (3)	7	27	51	85
Write-offs	–	–	(5)	(5)
Recoveries	–	–	3	3
Interest income on impaired loans	–	–	(10)	(10)
Foreign exchange and other	–	(1)	1	–
Balance at end of period	$99	$158	$298	$555
Personal
Balance at beginning of period	$242	$647	$206	$1,095
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	14	(11)	(7)	(4)
Changes in model	–	–	–	–
Net remeasurement (2)	(112)	200	107	195
Transfers (2)
– to 12-month ECL	134	(133)	(1)	–
– to lifetime ECL performing	(29)	35	(6)	–
– to lifetime ECL credit-impaired	(1)	(17)	18	–
Total provision for (reversal of) credit losses (3)	6	74	111	191
Write-offs	–	–	(146)	(146)
Recoveries	–	–	19	19
Interest income on impaired loans	–	–	(2)	(2)
Foreign exchange and other	5	(1)	(4)	–
Balance at end of period	$253	$720	$184	$1,157
Credit card
Balance at beginning of period	$291	$702	$–	$993
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	9	(9)	–	–
Changes in model	–	–	–	–
Net remeasurement (2)	(145)	213	93	161
Transfers (2)
– to 12-month ECL	201	(201)	–	–
– to lifetime ECL performing	(18)	18	–	–
– to lifetime ECL credit-impaired	(1)	(97)	98	–
Total provision for (reversal of) credit losses (3)	46	(76)	191	161
Write-offs	–	–	(232)	(232)
Recoveries	–	–	41	41
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of period	$337	$626	$–	$963
Business and government
Balance at beginning of period	$333	$1,103	$449	$1,885
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	14	(12)	(14)	(12)
Changes in model	84	(84)	–	–
Net remeasurement (2)	(39)	84	89	134
Transfers (2)
– to 12-month ECL	39	(38)	(1)	–
– to lifetime ECL performing	(9)	11	(2)	–
– to lifetime ECL credit-impaired	–	(56)	56	–
Total provision for (reversal of) credit losses (3)	89	(95)	128	122
Write-offs	–	–	(94)	(94)
Recoveries	–	–	13	13
Interest income on impaired loans	–	–	(22)	(22)
Foreign exchange and other	–	5	4	9
Balance at end of period	$422	$1,013	$478	$1,913
Total ECL allowance (4)	$1,111	$2,517	$960	$4,588
Comprises:
Loans	$992	$2,341	$952	$4,285
Undrawn credit facilities and other off-balance sheet exposures (5)	119	176	8	303
(1)	Excludes the disposal and write-off of impaired loans.
(2)
Transfers represent stage movements of ECL allowances before net remeasurement. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(3)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(4)
See Note 5 to the interim consolidated financial statements for the ECL allowance on debt securities measured at FVOCI and amortized cost. The ECL allowances for other financial assets classified at amortized cost were immaterial as at July 31, 2025, April 30, 2025 and July 31, 2024 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(5)	Included in Other liabilities on our interim consolidated balance sheet.

$ millions, as at or for the three months ended	2025 Apr. 30				2024 Jul. 31
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$91	$128	$253	$472	$92	$151	$256	$499
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	3	(6)	(21)	(24)	3	(5)	(14)	(16)
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (2)	(35)	42	48	55	(41)	46	27	32
Transfers (2)
– to 12-month ECL	38	(35)	(3)	–	40	(40)	–	–
– to lifetime ECL performing	(2)	6	(4)	–	(3)	4	(1)	–
– to lifetime ECL credit-impaired	–	(3)	3	–	–	(2)	2	–
Total provision for (reversal of) credit losses (3)	4	4	23	31	(1)	3	14	16
Write-offs	–	–	(2)	(2)	–	–	(8)	(8)
Recoveries	–	–	–	–	–	–	3	3
Interest income on impaired loans	–	–	(9)	(9)	–	–	(9)	(9)
Foreign exchange and other	(3)	–	(7)	(10)	–	(1)	2	1
Balance at end of period	$92	$132	$258	$482	$91	$153	$258	$502
Personal
Balance at beginning of period	$228	$680	$187	$1,095	$175	$724	$196	$1,095
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	9	(14)	(7)	(12)	8	(14)	(10)	(16)
Changes in model	5	21	–	26	–	–	–	–
Net remeasurement (2)	(198)	171	148	121	(133)	149	121	137
Transfers (2)
– to 12-month ECL	211	(208)	(3)	–	143	(142)	(1)	–
– to lifetime ECL performing	(10)	14	(4)	–	(18)	20	(2)	–
– to lifetime ECL credit-impaired	(1)	(17)	18	–	–	(25)	25	–
Total provision for (reversal of) credit losses (3)	16	(33)	152	135	–	(12)	133	121
Write-offs	–	–	(149)	(149)	–	–	(146)	(146)
Recoveries	–	–	24	24	–	–	15	15
Interest income on impaired loans	–	–	(2)	(2)	–	–	(2)	(2)
Foreign exchange and other	(2)	–	(6)	(8)	4	–	(3)	1
Balance at end of period	$242	$647	$206	$1,095	$179	$712	$193	$1,084
Credit card
Balance at beginning of period	$277	$683	$–	$960	$184	$608	$–	$792
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	9	(10)	–	(1)	5	(2)	–	3
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (2)	(225)	351	92	218	(72)	172	111	211
Transfers (2)
– to 12-month ECL	250	(250)	–	–	96	(96)	–	–
– to lifetime ECL performing	(19)	19	–	–	(20)	20	–	–
– to lifetime ECL credit-impaired	(1)	(91)	92	–	–	(54)	54	–
Total provision for (reversal of) credit losses (3)	14	19	184	217	9	40	165	214
Write-offs	–	–	(221)	(221)	–	–	(198)	(198)
Recoveries	–	–	37	37	–	–	33	33
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	–	–	–
Balance at end of period	$291	$702	$–	$993	$193	$648	$–	$841
Business and government
Balance at beginning of period	$320	$1,057	$472	$1,849	$312	$953	$435	$1,700
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	7	(23)	(12)	(28)	2	(32)	(9)	(39)
Changes in model	1	2	–	3	–	–	–	–
Net remeasurement (2)	3	139	105	247	(43)	129	85	171
Transfers (2)
– to 12-month ECL	30	(29)	(1)	–	55	(50)	(5)	–
– to lifetime ECL performing	(15)	16	(1)	–	(9)	11	(2)	–
– to lifetime ECL credit-impaired	–	(13)	13	–	–	(23)	23	–
Total provision for (reversal of) credit losses (3)	26	92	104	222	5	35	92	132
Write-offs	–	–	(85)	(85)	–	–	(142)	(142)
Recoveries	–	–	3	3	–	–	18	18
Interest income on impaired loans	–	–	(24)	(24)	–	–	(20)	(20)
Foreign exchange and other	(13)	(46)	(21)	(80)	(6)	3	6	3
Balance at end of period	$333	$1,103	$449	$1,885	$311	$991	$389	$1,691
Total ECL allowance (4)	$958	$2,584	$913	$4,455	$774	$2,504	$840	$4,118
Comprises:
Loans	$844	$2,443	$904	$4,191	$684	$2,407	$829	$3,920
Undrawn credit facilities and other off-balance sheet exposures (5)	114	141	9	264	90	97	11	198
See previous page for footnote references.

$ millions, as at or for the nine months ended	2025 Jul. 31				2024 Jul. 31
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$89	$126	$234	$449	$90	$142	$224	$456
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	11	(15)	(55)	(59)	11	(11)	(35)	(35)
Changes in model	–	–	–	–	–	4	11	15
Net remeasurement (2)	(97)	131	164	198	(79)	90	83	94
Transfers (2)
– to 12-month ECL	104	(98)	(6)	–	76	(75)	(1)	–
– to lifetime ECL performing	(7)	21	(14)	–	(7)	10	(3)	–
– to lifetime ECL credit-impaired	–	(7)	7	–	–	(6)	6	–
Total provision for (reversal of) credit losses (3)	11	32	96	139	1	12	61	74
Write-offs	–	–	(9)	(9)	–	–	(15)	(15)
Recoveries	–	–	6	6	–	–	7	7
Interest income on impaired loans	–	–	(27)	(27)	–	–	(21)	(21)
Foreign exchange and other	(1)	–	(2)	(3)	–	(1)	2	1
Balance at end of period	$99	$158	$298	$555	$91	$153	$258	$502
Personal
Balance at beginning of period	$247	$546	$190	$983	$174	$709	$181	$1,064
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	30	(30)	(21)	(21)	23	(43)	(30)	(50)
Changes in model	(15)	97	–	82	–	–	–	–
Net remeasurement (2)	(429)	558	367	496	(398)	487	339	428
Transfers (2)
– to 12-month ECL	473	(467)	(6)	–	427	(426)	(1)	–
– to lifetime ECL performing	(54)	72	(18)	–	(52)	56	(4)	–
– to lifetime ECL credit-impaired	(3)	(53)	56	–	–	(72)	72	–
Total provision for (reversal of) credit losses (3)	2	177	378	557	–	2	376	378
Write-offs	–	–	(433)	(433)	–	–	(404)	(404)
Recoveries	–	–	60	60	–	–	47	47
Interest income on impaired loans	–	–	(6)	(6)	–	–	(5)	(5)
Foreign exchange and other	4	(3)	(5)	(4)	5	1	(2)	4
Balance at end of period	$253	$720	$184	$1,157	$179	$712	$193	$1,084
Credit card
Balance at beginning of period	$295	$660	$–	$955	$181	$591	$–	$772
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	28	(24)	–	4	17	(26)	–	(9)
Changes in model	(26)	32	–	6	–	–	–	–
Net remeasurement (2)	(583)	828	297	542	(260)	498	284	522
Transfers (2)
– to 12-month ECL	683	(683)	–	–	308	(308)	–	–
– to lifetime ECL performing	(58)	58	–	–	(53)	53	–	–
– to lifetime ECL credit-impaired	(2)	(245)	247	–	–	(160)	160	–
Total provision for (reversal of) credit losses (3)	42	(34)	544	552	12	57	444	513
Write-offs	–	–	(657)	(657)	–	–	(535)	(535)
Recoveries	–	–	113	113	–	–	91	91
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	–	–	–
Balance at end of period	$337	$626	$–	$963	$193	$648	$–	$841
Business and government
Balance at beginning of period	$265	$1,061	$401	$1,727	$294	$864	$667	$1,825
Provision for (reversal of) credit losses
Originations net of repayments and other derecognitions (1)	35	(57)	(47)	(69)	14	(54)	(30)	(70)
Changes in model	85	(82)	–	3	12	29	–	41
Net remeasurement (2)	(44)	302	297	555	(107)	404	349	646
Transfers (2)
– to 12-month ECL	116	(112)	(4)	–	139	(129)	(10)	–
– to lifetime ECL performing	(31)	36	(5)	–	(31)	36	(5)	–
– to lifetime ECL credit-impaired	–	(131)	131	–	–	(158)	158	–
Total provision for (reversal of) credit losses (3)	161	(44)	372	489	27	128	462	617
Write-offs	–	–	(256)	(256)	–	–	(749)	(749)
Recoveries	–	–	30	30	–	–	67	67
Interest income on impaired loans	–	–	(69)	(69)	–	–	(64)	(64)
Foreign exchange and other	(4)	(4)	–	(8)	(10)	(1)	6	(5)
Balance at end of period	$422	$1,013	$478	$1,913	$311	$991	$389	$1,691
Total ECL allowance (4)	$1,111	$2,517	$960	$4,588	$774	$2,504	$840	$4,118
Comprises:
Loans	$992	$2,341	$952	$4,285	$684	$2,407	$829	$3,920
Undrawn credit facilities and other off-balance sheet exposures (5)	119	176	8	303	90	97	11	198

Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses

	Base case		Upside case		Downside case
As at July 31, 2025	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real gross domestic product (GDP) year-over-year growth
Canada (2)	1.0%	1.9%	2.0%	2.5%	(1.2)%	1.1%
United States	1.9%	1.9%	3.2%	2.8%	(0.3)%	1.1%
Unemployment rate
Canada (2)	6.8%	6.3%	6.1%	5.7%	7.9%	7.0%
United States	4.5%	4.1%	3.7%	3.4%	5.0%	4.6%
Canadian Housing Price Index year-over-year growth (2)	0.4%	2.8%	4.7%	4.9%	(4.2)%	(0.4)%
Canadian household debt service ratio	14.5%	14.6%	14.1%	14.3%	15.7%	15.4%
West Texas Intermediate Oil Price (US$)	$69	$71	$73	$85	$55	$60

As at April 30, 2025
Real GDP year-over-year growth
Canada (2)	0.8%	2.0%	2.0%	2.7%	(0.3)%	1.1%
United States	1.7%	2.0%	3.2%	2.9%	0.6%	0.9%
Unemployment rate
Canada (2)	6.9%	6.2%	6.2%	5.5%	8.0%	7.0%
United States	4.5%	4.1%	3.8%	3.4%	4.9%	4.6%
Canadian Housing Price Index year-over-year growth (2)	1.5%	3.0%	4.7%	5.7%	(2.7)%	1.4%
Canadian household debt service ratio	14.6%	14.7%	14.1%	14.3%	15.2%	15.1%
West Texas Intermediate Oil Price (US$)	$73	$74	$82	$100	$60	$60

As at October 31, 2024
Real GDP year-over-year growth
Canada (2)	1.6%	2.3%	2.5%	2.7%	0.4%	1.4%
United States	2.0%	2.0%	3.0%	2.9%	0.7%	0.9%
Unemployment rate
Canada (2)	6.6%	5.9%	5.7%	5.2%	7.2%	6.8%
United States	4.5%	4.0%	3.7%	3.3%	5.1%	4.7%
Canadian Housing Price Index year-over-year growth (2)	2.6%	2.5%	7.1%	4.0%	(2.3)%	0.9%
Canadian household debt service ratio	14.8%	14.8%	14.4%	14.7%	15.3%	15.2%
West Texas Intermediate Oil Price (US$)	$78	$74	$88	$100	$60	$61
(1)	The remaining forecast period is generally four years.
(2)
National-level forward-looking forecasts are presented in the table above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades
The following tables provide the gross carrying amount of loans, and the contractual amounts of undrawn credit facilities and other off-balance sheet exposures based on our risk management probability of default (PD) bands for retail exposures, and based on our internal risk ratings for business and government exposures. Refer to the “Credit risk” section of our 2024 Annual Report for details on the CIBC risk categories.
Loans
(1)

$ millions, as at					2025 Jul. 31					2024 Oct. 31
	Stage 1	Stage 2	Stage 3	(2)	Total	Stage 1	Stage 2	Stage 3	(2)	Total
Residential mortgages
– Exceptionally low	$171,858	$124	$–		$171,982	$160,515	$6,130	$–		$166,645
– Very low	85,698	1,005	–		86,703	81,198	5,926	–		87,124
– Low	11,133	2,720	–		13,853	10,329	3,638	–		13,967
– Medium	1,065	6,646	–		7,711	851	6,534	–		7,385
– High	6	1,496	–		1,502	7	1,561	–		1,568
– Default	–	–	1,034		1,034	–	–	790		790
– Not rated	2,753	186	211		3,150	2,757	232	204		3,193
Gross residential mortgages (3)(4)	272,513	12,177	1,245		285,935	255,657	24,021	994		280,672
ECL allowance	99	158	298		555	89	126	234		449
Net residential mortgages	272,414	12,019	947		285,380	255,568	23,895	760		280,223
Personal
– Exceptionally low	18,160	128	–		18,288	16,689	83	–		16,772
– Very low	10,582	277	–		10,859	9,685	12	–		9,697
– Low	6,561	2,107	–		8,668	10,498	1,374	–		11,872
– Medium	4,280	2,495	–		6,775	3,848	1,822	–		5,670
– High	747	886	–		1,633	465	1,102	–		1,567
– Default	–	–	249		249	–	–	260		260
– Not rated	722	30	35		787	782	29	32		843
Gross personal (4)	41,052	5,923	284		47,259	41,967	4,422	292		46,681
ECL allowance	230	664	184		1,078	221	531	190		942
Net personal	40,822	5,259	100		46,181	41,746	3,891	102		45,739
Credit card
– Exceptionally low	7,189	–	–		7,189	7,185	–	–		7,185
– Very low	457	–	–		457	502	–	–		502
– Low	6,781	390	–		7,171	6,800	4	–		6,804
– Medium	4,718	1,067	–		5,785	3,853	1,512	–		5,365
– High	4	537	–		541	2	522	–		524
– Default	–	–	–		–	–	–	–		–
– Not rated	172	6	–		178	165	6	–		171
Gross credit card	19,321	2,000	–		21,321	18,507	2,044	–		20,551
ECL allowance	307	555	–		862	279	623	–		902
Net credit card	19,014	1,445	–		20,459	18,228	1,421	–		19,649
Business and government
– Investment grade	114,274	747	–		115,021	101,809	722	–		102,531
– Non-investment grade	100,848	9,924	–		110,772	97,131	9,000	–		106,131
– Watchlist	49	3,577	–		3,626	25	3,745	–		3,770
– Default	–	–	1,752		1,752	–	–	1,628		1,628
– Not rated	231	12	–		243	230	15	–		245
Gross business and government (3)(5)	215,402	14,260	1,752		231,414	199,195	13,482	1,628		214,305
ECL allowance	356	964	470		1,790	211	1,021	392		1,624
Net business and government	215,046	13,296	1,282		229,624	198,984	12,461	1,236		212,681
Total net amount of loans	$547,296	$32,019	$2,329		$581,644	$514,526	$41,668	$2,098		$558,292
(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $23 million (October 31, 2024: $19 million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $40 million were recognized as at July 31, 2025 (October 31, 2024: $17 million). Other financial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at July 31, 2025 and October 31, 2024. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(2)	Excludes foreclosed assets of $6 million (October 31, 2024: $8 million) which were included in Other assets on our interim consolidated balance sheet.
(3)
Includes $5 million (October 31, 2024: $3 million) of residential mortgages and $459 million (October 31, 2024: $221 million) of business and government loans that are measured and designated at FVTPL.

(4)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a significant increase in credit risk has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(5)	Includes customers’ liability under acceptances of $8 million (October 31, 2024: $6 million).

Undrawn credit facilities and other off-balance sheet exposures

$ millions, as at				2025 Jul. 31				2024 Oct. 31
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$173,343	$182	$–	$173,525	$164,577	$117	$–	$164,694
– Very low	14,431	480	–	14,911	15,112	4	–	15,116
– Low	14,949	1,768	–	16,717	14,988	984	–	15,972
– Medium	2,418	1,422	–	3,840	2,263	1,280	–	3,543
– High	507	423	–	930	325	539	–	864
– Default	–	–	46	46	–	–	43	43
– Not rated	602	8	–	610	565	9	–	574
Gross retail	206,250	4,283	46	210,579	197,830	2,933	43	200,806
ECL allowance	53	127	–	180	42	52	–	94
Net retail	206,197	4,156	46	210,399	197,788	2,881	43	200,712
Business and government
– Investment grade	174,625	655	–	175,280	156,560	571	–	157,131
– Non-investment grade	75,201	2,987	–	78,188	66,788	3,018	–	69,806
– Watch list	57	845	–	902	28	878	–	906
– Default	–	–	224	224	–	–	123	123
– Not rated	1,012	56	–	1,068	1,117	91	–	1,208
Gross business and government	250,895	4,543	224	255,662	224,493	4,558	123	229,174
ECL allowance	66	49	8	123	54	40	9	103
Net business and government	250,829	4,494	216	255,539	224,439	4,518	114	229,071
Total net undrawn credit facilities and other off-balance sheet exposures	$457,026	$8,650	$262	$465,938	$422,227	$7,399	$157	$429,783